Initial Public Offering (Details) - $ / shares	1 Months Ended	3 Months Ended	10 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of stock in shares		8,100,000
Over-allotment option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares		35,000,000	35,000,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Sale of stock in shares	4,500,000	4,500,000	4,500,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.00		$ 10.00
Sale of stock in shares	35,000,000
Class A common stock [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares			35,000,000
Description of public warrant		Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Class A common stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Description of public warrant		Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).